Note 10 - Other Fixed Assets	12 Months Ended
Dec. 31, 2015
Other Fixed Assets [Abstract]
Other Fixed Assets [Text Block]
10.	Other fixed assets:

As of December 31, 2015, other fixed assets represent mainly office equipment and furniture, art works, leasehold improvements and vehicles with a cost of $5,771 (December 31, 2014: $5,727) and accumulated depreciation of $4,438 (December 31, 2014: $4,326). Depreciation expense for the year ended 2015 amounted to $127 (2014: $120, 2013: $335) which is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss).